Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2011
Prospectus Date	rr_ProspectusDate	May 01, 2011